Financial information by segment, Revenues and Further Adjusted EBITDA (Details) $ in Thousands	3 Months Ended
	Mar. 31, 2018 USD ($) Customer	Mar. 31, 2017 USD ($) Customer
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	3	2
Revenue	$ 225,265	$ 198,146
Further Adjusted EBITDA	$ 177,968	$ 163,950
Renewable Energy [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	2	1
Revenue	$ 167,225	$ 137,664
Further Adjusted EBITDA	$ 131,435	$ 102,626
Efficient Natural Gas [Member]
Financial information by segment [Abstract]
Number of customers representing more than 10% of total revenues | Customer	1	1
Revenue	$ 28,387	$ 29,800
Further Adjusted EBITDA	23,330	26,716
Electric Transmission Lines [Member]
Financial information by segment [Abstract]
Revenue	23,840	24,165
Further Adjusted EBITDA	19,836	30,459
Water [Member]
Financial information by segment [Abstract]
Revenue	5,813	6,517
Further Adjusted EBITDA	3,367	4,149
North America [Member]
Financial information by segment [Abstract]
Revenue	61,781	60,952
Further Adjusted EBITDA	60,247	54,753
South America [Member]
Financial information by segment [Abstract]
Revenue	29,536	28,527
Further Adjusted EBITDA	24,180	33,757
EMEA [Member]
Financial information by segment [Abstract]
Revenue	133,948	108,667
Further Adjusted EBITDA	$ 93,541	$ 75,440